Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—3.4%
428,867	[1]	Cinemark Holdings, Inc.	$ 12,758,793
197,321	[1]	E.W. Scripps Co.	662,012
46,886	[1]	EverQuote, Inc.	843,010
334,441	[1]	Grindr, Inc.	4,474,821
1,012,616	[1]	Lumen Technologies, Inc.	6,470,616
406,906	[1]	Madison Square Garden Spinco	16,972,049
95,716	[1]	MediaAlpha, Inc.	1,639,615
17,187		Shutterstock, Inc.	551,531
432,252	[1]	Vimeo Holdings, Inc.	2,061,842
		TOTAL	46,434,289
		Consumer Discretionary—8.6%
21,545	[1]	Abercrombie & Fitch Co., Class A	2,839,416
97,802	[1]	American Axle & Manufacturing Holdings, Inc.	552,581
138,257	[1,2]	Beyond, Inc.	886,227
25,189	[1]	Brinker International, Inc.	2,587,162
51,531	[1]	Carvana Co.	12,744,132
106,166		Dana, Inc.	814,293
29,897	[1]	El Pollo Loco Holdings, Inc.	365,341
233,830	[1]	Frontdoor, Inc.	11,619,013
106,758	[1,2]	Funko, Inc.	1,264,015
513,575	[1,2]	iRobot Corp.	4,483,510
64,400	[1]	Lands’ End, Inc.	1,013,656
85,691	[1]	Life Time Group Holdings, Inc.	1,909,195
47,504		Monro, Inc.	1,302,085
32,304		Murphy USA, Inc.	15,778,889
46,412	[1]	National Vision Holdings, Inc.	482,685
550,634	[1]	PetMed Express, Inc.	2,257,599
50,686		Phinia, Inc.	2,360,954
790,602	[1]	Rush Street Interactive, Inc.	8,554,314
46,759	[1]	Sleep Number Corp.	640,598
6,665	[1]	Stride, Inc.	621,711
153,013	[1]	Taylor Morrison Home Corp.	10,481,390
55,740		Texas Roadhouse, Inc.	10,653,029
155,209	[1]	Universal Technical Institute, Inc.	2,582,678
210,937		Upbound Group, Inc.	6,167,798
62,856	[1]	Victoria’s Secret & Co.	1,902,023
14,719	[1]	Visteon Corp.	1,328,390
51,324	[1]	Warby Parker, Inc.	868,915
17,307		Wingstop, Inc.	4,979,051
12,734		Winnebago Industries, Inc.	713,613
363,792		Wolverine World Wide, Inc.	5,598,759
		TOTAL	118,353,022
		Consumer Staples—3.6%
204,987	[1,2]	Beauty Health Co./The	331,054
218,297	[1]	Bellring Brands, Inc.	14,370,492
75,534		Dole PLC	1,219,874
69,386		Energizer Holdings, Inc.	2,225,209

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
569,529	[1]	Hain Celestial Group, Inc.	$ 4,971,988
125,563	[1]	Medifast, Inc.	2,307,848
817,961		Nu Skin Enterprises, Inc., Class A	5,063,179
90,080	[1]	Sprouts Farmers Market, Inc.	11,568,974
76,685		Turning Point Brands, Inc.	3,621,833
67,857	[1]	United Natural Foods, Inc.	1,380,211
60,119	[1]	Vital Farms, Inc.	2,084,927
		TOTAL	49,145,589
		Energy—4.0%
104,330	[1]	Amplify Energy Corp.	690,665
378,941		Ardmore Shipping Corp.	5,346,857
80,355		California Resources Corp.	4,176,049
68,775		CONSOL Energy, Inc.	7,628,523
25,911	[1]	Dorian LPG Ltd.	747,532
101,376	[1]	Expro Group Holdings NV	1,292,544
115,811	[1]	Gulf Island Fabrication, Inc.	638,119
82,764		International Seaways, Inc.	3,603,545
45,530		Kinetik Holdings, Inc.	2,215,945
51,651		Kodiak Gas Services	1,646,634
376,241		Liberty Energy, Inc.	6,422,434
101,209		Magnolia Oil & Gas Corp.	2,558,564
11,147	[1]	Nabors Industries Ltd.	829,448
309,021	[1]	Oil States International, Inc.	1,461,669
13,523		Scorpio Tankers, Inc.	787,985
305,681		SM Energy Co.	12,829,432
14,318		Teekay Tankers Ltd., Class A	682,682
22,299		Weatherford International PLC	1,761,621
		TOTAL	55,320,248
		Financials—19.2%
44,200		Alerus Financial Corp.	894,166
206,922		Amalgamated Financial Corp.	6,862,568
39,195		Artisan Partners Asset Management, Inc.	1,728,499
11,706		BancFirst Corp.	1,272,559
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	2,263,124
28,656	[1]	Bancorp, Inc., DE	1,440,251
406,790		BankUnited, Inc.	14,375,959
26,505		Bread Financial Holdings, Inc.	1,321,274
1,407,719		BrightSpire Capital, Inc.	8,558,931
472,938		Byline Bancorp, Inc.	12,726,762
183,907	[1]	Cantaloupe, Inc.	1,629,416
355,839		CNO Financial Group, Inc.	12,240,862
127,745	[1]	Customers Bancorp, Inc.	5,892,877
6,210	[1]	Donnelley Financial Solutions, Inc.	362,291
56,773		Employers Holdings, Inc.	2,765,981
18,123		Equity Bancshares, Inc.	770,046
286,072		FB Financial Corp.	14,074,742
640,112	[1]	Fidelis Insurance	11,048,333
69,125		Financial Institutions, Inc.	1,659,691
35,085		First Business Financial Services, Inc.	1,501,638
128,108		First Foundation, Inc.	862,167
258,596	[2]	Flagstar Financial, Inc.	2,616,991
144,554		Fulton Financial Corp.	2,617,873

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
274,397	[1]	Hamilton Insurance Group, Ltd.	$ 4,779,996
94,957		HarborOne Bancorp, Inc.	1,127,140
27,755		HCI Group, Inc.	3,144,919
24,559		Heritage Financial Corp.	564,611
31,294		Hometrust Bancshares, Inc.	1,037,396
113,779		Independent Bank Corp.- Michigan	3,729,676
378,426		Jackson Financial, Inc.	37,823,679
98,448		James River Group Holdings Ltd.	612,347
56,576		Ladder Capital Corp.	645,532
74,592	[1]	LendingClub Corp.	1,057,715
114,117	[1]	LendingTree, Inc.	6,508,092
219,283		Merchants Bancorp, Inc.	8,100,314
20,223	[1]	Mr. Cooper Group, Inc.	1,790,747
54,227	[1]	NCR Atleos Corp.	1,419,663
30,151	[1]	NMI Holdings, Inc.	1,166,241
130,306		OFG Bancorp.	5,247,423
61,334	[1]	Palomar Holdings, Inc.	5,505,953
44,758	[1]	Paysafe Ltd.	950,660
39,120		Peapack-Gladstone Financial Corp.	1,257,317
20,893		Peoples Bancorp, Inc.	643,086
27,694		Preferred Bank Los Angeles, CA	2,336,543
116,586		PROG Holdings, Inc.	5,091,311
95,810		QCR Holdings, Inc.	7,578,571
65,810		RLI Corp.	10,264,386
436,583	[1]	Siriuspoint Ltd.	5,736,701
284,626	[1]	Skyward Specialty Insurance Group, Inc.	12,583,315
55,204		The Bank of NT Butterfield & Son Ltd.	2,018,810
52,911		Tiptree, Inc.	1,079,913
298,142		Trustmark Corp.	10,351,490
42,612		Universal Insurance Holdings, Inc.	849,683
125,104		Victory Capital Holdings	7,497,483
153,420		Western New England Bancorp, Inc.	1,336,288
		TOTAL	263,324,002
		Health Care—16.5%
1,098,194	[1]	ADMA Biologics, Inc.	17,911,544
109,818	[1,2]	Agenus, Inc.	461,236
227,814	[1]	Aldeyra Therapeutics, Inc.	1,198,302
257,749	[1]	Alignment Healthcare, Inc.	3,196,088
277,263	[1]	Alkermes PLC	7,125,659
249,033	[1]	Amneal Pharmaceuticals, Inc.	2,109,309
160,923	[1]	AnaptysBio, Inc.	3,480,764
85,473	[1]	Arcellx, Inc.	7,202,810
228,803	[1]	Arcutis Biotherapeutics, Inc.	1,901,353
101,774	[1]	Arvinas, Inc.	2,689,887
421,642	[1]	Atea Pharmaceuticals, Inc.	1,366,120
93,862	[1]	Blueprint Medicines Corp.	8,213,864
355,141	[1,2]	BrightSpring Health Services, Inc.	5,316,461
31,947	[1]	Catalyst Pharmaceutical Partners, Inc.	696,445
743,230	[1]	Codexis, Inc.	2,333,742
208,255	[1]	Collegium Pharmaceutical, Inc.	7,109,826
644,892	[1]	Community Health Systems, Inc.	2,611,813
244,455	[1]	Emergent BioSolutions, Inc.	2,214,762

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
65,490	[1]	Enanta Pharmaceuticals, Inc.	$ 736,435
20,481	[1]	Evolent Health, Inc.	478,231
390,620	[1]	Fate Therapeutics, Inc.	925,769
6,694	[1]	Glaukos Corp.	885,281
336,586	[1]	Halozyme Therapeutics, Inc.	17,021,154
293,180	[1]	Harmony Biosciences Holdings, Inc.	9,419,873
242,745	[1]	Hims & Hers Health, Inc.	4,570,888
317,847	[1]	Inogen, Inc.	2,774,804
124,509	[1]	Insmed, Inc.	8,376,966
9,507		LeMaitre Vascular, Inc.	840,324
69,674	[1]	Livanova PLC	3,596,572
1,313,805	[1]	Mannkind Corp.	9,288,601
467,175	[1]	MiMedx Group, Inc.	3,200,149
159,134	[1]	Novocure Ltd.	2,415,654
19,677	[1]	Nurix Therapeutics, Inc.	483,661
359,671	[1]	Nuvation Bio, Inc.	794,873
484,774	[1]	Omnicell, Inc.	23,579,407
430,834	[1,2]	Pacific Biosciences of California, Inc.	934,910
133,256	[1]	Pediatrix Medical Group	1,641,714
17,406	[1]	Pennant Group, Inc./The	556,470
63,923	[1,2]	Phathom Pharmaceuticals, Inc.	1,096,279
118,909	[1]	PROCEPT BioRobotics Corp.	10,701,810
430,323	[1]	Prothena Corp. PLC	7,315,491
461,233	[1]	RAPT Therapeutics, Inc.	977,814
21,394	[1]	RxSight, Inc.	1,083,820
383,211	[1]	SAGE Therapeutics, Inc.	2,329,923
260,304	[1]	Siga Technologies, Inc.	1,879,395
245,838	[1]	Tactile Systems Technology, Inc.	3,567,109
58,383	[1]	Tg Therapeutics, Inc.	1,463,078
47,461	[1]	TransMedics Group, Inc.	3,890,378
535,318	[1]	Travere Therapeutics, Inc.	9,368,065
416,167	[1]	TruBridge, Inc.	5,339,423
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,904,148
99,944	[1]	Voyager Therapeutics, Inc.	682,618
30,469	[1]	Wave Life Sciences Ltd.	417,730
20,872	[1]	Waystar Holding Corp.	595,478
326,002	[1]	Zentalis Pharmaceuticals, Inc.	889,985
171,954	[1]	Zymeworks, Inc.	2,355,770
		TOTAL	226,520,035
		Industrials—15.8%
855,134	[1]	Array Technologies, Inc.	5,584,025
114,094		Atmus Filtration Technologies, Inc.	4,442,820
59,682	[1]	Beacon Roofing Supply, Inc.	5,494,922
174,056	[1]	Blue Bird Corp.	7,329,498
329,259	[1]	BrightView Holdings, Inc.	5,393,262
59,331	[1]	Cimpress PLC	4,094,432
96,294	[1]	Concrete Pumping Holdings, Inc.	534,432
9,660	[1]	Construction Partners, Inc.	760,532
450,938		Costamare, Inc.	6,137,266
39,586	[1]	DNOW, Inc.	468,302
27,340		Emcor Group, Inc.	12,195,554
307,839	[1]	Enviri Corp.	2,358,047

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
106,155	[1]	Exlservice Holding, Inc.	$ 4,423,479
37,828	[1]	Forrester Research, Inc.	554,937
78,902	[2]	Forward Air Corp.	2,787,608
106,672	[1]	Franklin Covey Co.	4,246,612
222,676	[1]	GMS, Inc.	20,016,346
60,278		Griffon Corp.	3,790,281
108,858	[1,2]	Hertz Global Holdings, Inc.	302,625
67,890		Hurco Co., Inc.	1,426,369
53,181	[1]	Huron Consulting Group, Inc.	6,154,637
140,780		Hyster-Yale, Inc.	8,935,307
22,967		Interface, Inc.	401,233
146,001	[1]	JELD-WEN Holding, Inc.	2,067,374
199,618	[1]	Manitowoc, Inc.	1,864,432
515,285	[1]	Mistras Group, Inc.	4,354,158
61,335	[1]	MRC Global, Inc.	751,967
516,044		Mueller Water Products, Inc.	11,141,390
247,451	[1]	Parsons Corp.	26,764,300
67,298		Primoris Services Corp.	4,214,201
283,825	[1]	Resideo Technologies, Inc.	5,582,838
369,770		REV Group, Inc.	9,798,905
1,238,512	[1]	Shoals Technologies Group, Inc.	6,700,350
170,633	[1]	SkyWest, Inc.	16,244,262
394,922	[1,2]	Spirit Airlines, Inc.	947,813
7,942		Tennant Co.	695,402
111,166		Terex Corp.	5,748,394
286,978		The Shyft Group, Inc.	3,707,756
21,306	[1]	Thermon Group Holdings, Inc.	558,430
215,216	[1]	Triumph Group, Inc.	2,978,589
631,784		TTEC Holdings, Inc.	3,285,277
44,865	[1]	Vicor Corp.	2,050,779
11,957	[1]	WNS Holdings Ltd.	573,816
		TOTAL	217,862,959
		Information Technology—13.6%
489,718	[1]	8x8, Inc.	1,092,071
646,536		Adtran Holdings, Inc.	3,927,706
139,754	[1,2]	Aehr Test Systems	1,967,736
14,182	[1]	Alarm.com Holdings, Inc.	756,326
138,106	[1]	Alkami Technology, Inc.	5,056,061
26,345	[1]	AppFolio, Inc.	5,476,335
593,776	[1]	AvePoint, Inc.	7,208,441
43,104	[1]	Blackline, Inc.	2,386,668
66,471	[1]	Box, Inc.	2,111,119
261,421	[1]	Cerence, Inc.	796,027
507,814		Clear Secure, Inc.	18,677,399
91,838	[1]	Clearfield, Inc.	3,299,739
361,831	[1]	CommScope Holdings Co., Inc.	2,435,123
26,227	[1]	Commvault Systems, Inc.	4,096,395
131,832		Comtech Telecommunications Corp.	490,415
85,760	[1]	Credo Technology Group Holding Ltd.	3,233,152
53,550	[1]	Digi International, Inc.	1,551,343
801,601	[1]	Extreme Networks, Inc.	11,967,903
23,810	[1]	FormFactor, Inc.	904,304

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
41,645	[1]	Impinj, Inc.	$ 7,912,134
17,149	[1]	Intapp, Inc.	860,365
39,502		InterDigital, Inc.	5,942,681
14,852	[1]	Itron, Inc.	1,659,860
8,897		Kulicke & Soffa Industries	399,119
291,222	[1]	LiveRamp Holdings, Inc.	7,289,287
856,686		Methode Electronics, Inc., Class A	7,470,302
68,075	[1]	NetScout Systems, Inc.	1,431,617
762,021	[1]	ON24, Inc.	4,610,227
36,268	[1]	Q2 Holdings, Inc.	3,070,449
24,378	[1]	Qualys, Inc.	2,906,833
732,729	[1,2]	Rackspace Technology, Inc.	1,747,559
408,683	[1]	Ribbon Communications, Inc.	1,454,911
127,613		Sapiens International Corp. NV	4,706,367
147,310	[1]	Semrush Holdings, Inc.	1,931,234
87,941	[1]	Semtech Corp.	3,886,113
414,835	[1]	SolarWinds Corp.	5,426,042
958,852	[1]	Sprinklr, Inc.	7,124,270
75,366	[1]	Tenable Holdings, Inc.	2,985,247
817,197	[1]	Unisys Corp.	5,646,831
143,655	[1]	Varonis Systems, Inc.	7,235,902
52,046	[1]	Verint Systems, Inc.	1,108,580
10,767	[1]	Vertex, Inc.	446,938
56,573	[1]	Viant Technology, Inc.	660,207
243,199	[1]	Weave Communications, Inc.	3,409,650
189,235		Xerox Holdings Corp.	1,546,050
1,516,565	[1]	Yext, Inc.	10,979,931
194,617	[1]	Zeta Global Holdings Corp.	5,386,999
		TOTAL	186,669,968
		Materials—4.7%
88,001		Commercial Metals Corp.	4,734,454
271,705	[1]	Knife River Corp.	26,442,331
14,411		Koppers Holdings, Inc.	490,118
98,262	[1,2]	Piedmont Lithium Ltd.	1,287,232
1,035,464	[1]	Rayonier Advanced Materials, Inc.	8,242,293
2,055,633		SSR Mining, Inc.	12,683,256
770,710		SunCoke Energy, Inc.	7,946,020
28,917		Sylvamo Corp.	2,458,523
7,142		Warrior Met Coal, Inc.	450,874
12,391		Worthington Steel, Inc.	473,832
		TOTAL	65,208,933
		Real Estate—7.1%
484,333		American Healthcare REIT, Inc.	12,883,258
2,538,810		Brandywine Realty Trust	12,871,767
114,638	[1]	Cushman & Wakefield PLC	1,553,345
341,044		Empire State Realty Trust, Inc.	3,615,066
178,790		Essential Properties Realty Trust, Inc.	5,665,855
26,001	[1]	Forestar Group, Inc.	820,852
439,142		Macerich Co. (The)	8,211,955
471,259		Newmark Group, Inc.	7,064,172
339,731		Outfront Media, Inc.	6,033,623
388,069	[1]	Real Brokerage, Inc./The	2,118,857

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
937,554	[1]	Redfin Corp.	$ 9,722,435
330,497		RMR Group, Inc./The	7,955,063
81,930	[2]	SL Green Realty Corp.	6,194,727
169,018		Tanger, Inc.	5,616,468
486,813		Xenia Hotels & Resorts, Inc.	6,898,140
		TOTAL	97,225,583
		Utilities—1.5%
27,090		Avista Corp.	1,015,333
36,707		Black Hills Corp.	2,172,687
91,077		Genie Energy Ltd.	1,431,731
62,942		Hawaiian Electric Industries, Inc.	646,414
126,931		Otter Tail Corp.	9,966,622
125,931		Portland General Electric Co.	5,969,130
		TOTAL	21,201,917
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,036,880,757)	1,347,266,545
		INVESTMENT COMPANY—3.3%
45,070,049		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[3] (IDENTIFIED COST $45,070,049)	45,070,049
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $1,081,950,806)	1,392,336,594
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[4]	(18,014,141)
		TOTAL NET ASSETS—100%	$1,374,322,453
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2024, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 10/31/2024	Shares Held as of 10/31/2024	Dividend Income
Affiliated issuers no longer in the portfolio at period end	$679,244	$—	$(666,703)	$69,552	$(82,093)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$679,244	$—	$(666,703)	$69,552	$(82,093)	$—	—	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$49,546,631
Purchases at Cost	$88,039,349
Proceeds from Sales	$(92,515,931)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2024	$45,070,049
Shares Held as of 10/31/2024	45,070,049
Dividend Income	$652,646

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$17,240,760	$18,378,298

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Commitee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust